Provisions	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions
5.1 Provisions

(CHF in millions)	Social charges	Long-service leave	Other	Total

Balance as of January 1, 2024	6.8	5.8	4.5	17.1
thereof current	6.3	0.7	0.1	7.1
thereof non-current	0.5	5.1	4.3	10.0
Additions	13.0	1.4	0.3	14.6
Release	(0.4)	(0.1)	—	(0.4)
Utilization	(3.2)	—	—	(3.2)
Exchange differences	(0.1)	0.1	—	—
Balance as of June 30, 2024	16.1	7.2	4.9	28.2
thereof current	15.6	1.0	0.2	16.8
thereof non-current	0.5	6.2	4.6	11.4

Balance as of January 1, 2025	20.3	8.0	8.4	36.6
thereof current	20.3	1.0	0.4	21.7
thereof non-current	—	7.0	8.0	14.9
Additions	4.4	2.6	3.4	10.4
Release	(2.5)	(0.2)	(2.2)	(5.0)
Utilization	(6.6)	—	—	(6.6)
Exchange differences	(0.4)	(0.4)	(0.4)	(1.2)
Balance as of June 30, 2025	15.1	10.0	9.2	34.3
thereof current	15.1	1.2	0.6	16.9
thereof non-current	—	8.8	8.6	17.4
Provisions include social charges, which consider any costs related to local legal requirements related to share-based compensation. Provisions also include the long-service leave provision, which relates to a jubilee bonus to reward long-serving employees. Other primarily relates to provisions for asset retirement obligations, which mainly relates to the dismantling costs for the Zurich headquarters and other retail stores in different locations, and amounts to CHF 8.9 million as of June 30, 2025 (CHF 5.9 million as of December 31, 2024). Other further includes provisions for legal matters, which represent the current best estimate of a probable economic outflow.